Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2022	Jun. 30, 2021
Current
Cash and cash equivalents	$ 714,826	$ 1,058,494
Restricted cash (Note 6)	1,033,650	0
Harmonized sales tax receivable	42,650	0
Accounts receivable	81,303	7,924
Prepaid expenses and deposits	385,366	332,771
Loan receivable (Note 7)	128,860	0
Inventory (Note 8)	723,953	504,521
Biological assets (Note 9)	0	26,611
Other deposit - current portion (Note 10)	100,220	199,463
Total current assets	3,210,828	2,129,784
Other deposit (Note 10)	0	101,351
Property and equipment, net (Note 11)	3,439,705	6,059,622
Right-of-use assets (Note 12)	4,451,385	3,169,655
Intangible assets (Note 13)	5,243,967	5,243,967
Licenses (Note 14)	405,080	569,662
Total assets	16,750,965	17,274,041
Current
Accounts payable and accrued liabilities	3,557,172	3,326,171
Harmonized sales tax payable	0	98,916
Mortgage payable (Note 15)	824,852	1,566,067
Consideration payable (Note 5 (c))	0	39,292
Income taxes payable	316,017	315,362
Contract liability (Note 16)	50,771	48,832
Lease liability (Note 17)	601,732	438,856
Promissory notes payable (Note 18)	345,442	1,017,772
Total current liabilities	5,695,986	6,851,268
Deferred tax liability	21,420	36,540
Contract liability (Note 16)	134,925	178,071
Lease liability (Note 17)	4,312,247	2,889,789
Total liabilities	10,164,578	9,955,668
SHAREHOLDERS' EQUITY
Share capital (Note 19)	30,475,107	26,145,146
Shares to be issued (Note 19)	0	923,590
Share subscriptions received in advance (Note 19)	0	647,296
Contributed surplus	8,036,990	7,844,814
Equity portion of convertible debentures	689,645	306,877
Accumulated deficit	(33,410,321)	(29,453,390)
Accumulated other comprehensive income	70,073	77,875
Total shareholders' equity attributable to Cordova shareholders	5,861,494	6,492,208
Non-controlling interest	724,893	826,165
Total equity	6,586,387	7,318,373
Total liabilities and shareholders' equity	$ 16,750,965	$ 17,274,041